Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Bearing Deposits [Line Items]
Demand deposits		$ 272,343	$ 245,833
Money market deposits		121,491	128,438
Savings deposits		89,577	86,868
Time deposits:
Time deposits $100 and over		110,841	130,285
Other time deposits		113,349	130,232
Total interest-bearing deposits	$ 682,460	$ 707,601	$ 721,656